Debts(Table)	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings Abstract [Abstract]
Schedule Of Debt Table Text Block [Text Block]

Details of debts as of December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Borrowings	￦	19,969,328	￦	24,370,567
Repurchase agreements and others		11,954,491		13,015,506
Call money		1,081,015		432,787

Total	￦	33,004,834	￦	37,818,860

Schedule Of Details Of Borrowings Table Text Block [Text Block]

Details of borrowings as of December 31, 2018 and 2019, are as follows:

		Lender	Annual interest rate (%)	2018		2019
				(In millions of Korean won)
Borrowings in Korean won	Borrowings from the Bank of Korea	Bank of Korea	0.50~0.75	￦	1,672,714	￦	2,649,851
	Borrowings from the government	SEMAS and others	0.00~3.00		1,745,940		1,658,810
	Borrowings from banks	Shinhan Bank and others	1.71~3.25		100,100		116,160
	Borrowings from non-banking financial institutions	The Korea Securities Financial Corporation and others	0.20~3.80		1,852,953		1,982,242
	Other borrowings	The Korea Development Bank and others	0.00~4.90		5,033,768		8,022,921

		Sub-total			10,405,475		14,429,984

Borrowings in foreign currencies	Due to banks	KEB Hana Bank and Others	—		13,353		4,682
	Borrowings from banks	Central Bank of Uzbekistan and Others	0.00~8.50		7,521,197		8,089,368
	Borrowings from other financial institutions	The Export-Import Bank of Korea and others	2.28~3.08		18,725		7,081
	Other borrowings	Standard Chartered Bank and others	0.00~3.00		2,010,578		1,839,452

		Sub-total			9,563,853		9,940,583

		Total		￦	19,969,328	￦	24,370,567

Schedule Of Repurchase Agreements

The details of repurchase agreements and others as of December 31, 2018 and 2019, are as follows:

	Lenders	Annual interest rate (%)	2018		2019
			(In millions of Korean won)
Repurchase agreements	Individuals, Groups and Corporations	0.91~2.90	￦	11,946,896	￦	13,011,121
Bills sold	Counter sale	0.70~1.05		7,595		4,385

Total			￦	11,954,491	￦	13,015,506

Schedule Of Details Of Call Money Table Text Block [Text Block]

The details of call money as of December 31, 2018 and 2019, are as follows:

	Lenders	Annual interest rate (%)	2018		2019
			(In millions of Korean won)
Call money in Korean won	HI Asset Management and others	1.42~1.44	￦	718,600	￦	165,000
Call money in foreign currencies	Central Bank of Uzbekistan and others	2.91~4.30		362,415		267,787

Total			￦	1,081,015	￦	432,787